Pioneer High Income Municipal Fund
Schedule of Investments  |  May 31, 2022
(unaudited)

A: PIMAX	C: HICMX	Y: HIMYX

Schedule of Investments  |  5/31/22
(unaudited)
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	INVESTMENTS IN THE MASTER — 100.6%
	Investment Company—100.6%
169,568,521(a)	Pioneer High Income Municipal Portfolio	$—	$(42,690,675)	$(113,799,331)	$1,679,455,634
	Total Investment Company (Cost $1,685,367,752)				$1,679,455,634

	TOTAL INVESTMENTS IN THE MASTER — 100.6% (Cost $1,685,367,752)				$1,679,455,634
	OTHER ASSETS AND LIABILITIES — (0.6)%				$(9,818,566)
	net assets — 100.0%				$1,669,637,068

(a)	Non-income producing security.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Investment Company	$1,679,455,634	$—	$—	$1,679,455,634
Total Investments in the Master	$1,679,455,634	$—	$—	$1,679,455,634
During the nine months ended May 31, 2022, there were no transfers in or out of Level 3.
1Pioneer High Income Municipal Fund |  | 5/31/22